Financial assets, liabilities and financial results (telecom activities) - Fair value hedges (Details) - EUR (€) € in Millions			12 Months Ended
	Jun. 28, 2018	Jun. 19, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 28, 2019	Jan. 29, 2016
Disclosure of detailed information about financial instruments [line items]
Proceeds from sales of investment securities, net of cash transferred			€ 891	€ 1	€ (16)
Investments securities, BT Shares [member]
Disclosure of detailed information about financial instruments [line items]
Equity interest (as a percent)			2.49%				2.49%	4.00%
Proceeds from sales of investment securities, net of cash transferred	€ 543	€ 433			€ 543	€ 53
Financial assets, at fair value						€ 659